Other administrative expenses (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other administrative expenses
Travel expenses and marketing	SEK (8)	SEK (10)	SEK (9)
IT and information system	(144)	(141)	(79)
Other fees	(38)	(47)	(40)
Premises	(32)	(28)	(27)
Other expenses	(10)	(10)	(9)
Total other administrative expenses	SEK (232)	SEK (236)	SEK (164)